Financial income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income, Nonoperating [Abstract]
Investment Income, Interest	$ 8,888	$ 1,603	$ 847
Foreign Currency Transaction Gain, before Tax	585	1,736	51
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0	116,863	67,873
Other Nonoperating Income	1,828	741	276
Liability for Future Policy Benefit, Remeasurement Gain (Loss)	(119,348)	0
Other Expense, Nonoperating [Abstract]
Bank Costs	(233)	(187)	(166)
Foreign Currency Transaction Loss, before Tax	(379)	(891)	(245)
Other Nonoperating Expense	(141)	(149)	(153)
Nonoperating Income (Expense), Total	$ (108,800)	$ 119,716	$ 68,483